Winston & Strawn LLP

35 West Wacker Drive

Chicago, Illinois 60601

April 2, 2014

VIA EDGAR AND FEDEX

Mr. Jeffrey P. Riedler

Assistant Director

Division of Corporation Finance

US Securities and Exchange Commission

100 F Street, NE

Mail Stop 3720

Washington, DC 20549-6010

Re:	Heritage Insurance Holdings, LLC Draft Registration Statement on Form S-1 Submitted February 13, 2014 Amendment No. 1 Submitted on April 2, 2014 CIK No. 0001598665

Dear Mr. Riedler:

On behalf of Heritage Insurance Holdings, LLC (the “Company”), enclosed for your review is Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form S-1 (Registration No. 377-00479) (the “Registration Statement”), originally confidentially submitted with the Securities and Exchange Commission (the “Commission”) on February 13, 2014. An electronic version of Amendment No. 1 has been confidentially submitted concurrently with the Commission through its EDGAR system. The enclosed copy of Amendment No. 1 has been marked to reflect changes made to the Registration Statement.

Set forth below are the responses of the Company to the comments contained in the Staff’s letter to the Company, dated March 12, 2014, relating to the Registration Statement. For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in italicized type herein.

General

Comment No. 1

Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Jeffrey P. Riedler

April 2, 2014

Response:

The Company acknowledges the Staff’s comment and has filed all currently available exhibits that are required to be filed, as indicated in the Exhibit Index of Amendment No. 1. The Company respectfully advises the Staff that it will submit copies of the remaining exhibits, once available, in subsequent amendments to the Registration Statement.

Comment No. 2

Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If you will use any additional graphic, visual or photographic information in the printed prospectus, please provide us a proof of each such item for our review prior to its use. Please note that we may have comments regarding this material.

Response:

The Company confirms that the graphics included in the Registration Statement are the only graphics it will use in its prospectus.

Comment No. 3

Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

The Company respectfully advises the Staff that, to date, neither it nor anyone authorized to do so on its behalf has presented any written communications, as defined in Rule 405 under the Securities Act, to potential investors in reliance on Section 5(d) of the Securities Act in connection with the proposed offering of the Company’s securities. Similarly, the Company advises the Staff that, to date,  it  is  not  aware  of  any  research  reports  about  the Company  that have  been  published  or  distributed  in  reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the Company’s offering. The Company represents to the extent that there are any written communications, as defined in Rule 405 under the Securities Act, that the Company, or anyone authorized to do so on the Company’s behalf, presents to potential investors in reliance on Section 5(d) of the Securities Act, or research reports, the Company will supplementally provide them to the Commission for review.

Jeffrey P. Riedler

April 2, 2014

Comment No. 4

We note your disclosure of completing the acquisition of the assets and personnel of your main water mitigation vendor in the first quarter of 2014. In this regard, explain to us why you did not provide acquiree’s financial statements related to this probable acquisition.

Response:

The Company respectfully advises the Staff that it completed the acquisition of SVM Restoration Services, Inc. (“SVM”) in March 2014 and has determined that financial statements for SVM are not required to be filed with the Registration Statement.

The Company measured the significance of its acquisition of SVM pursuant to the three tests required under Rule 3-05 of Regulation S-X: the asset test; the investment test; and the income test. Each test was performed based on financial data as of and for the year ended December 31, 2013, and the results are set forth below:

Investment Test

Investment in SVM	$2.5 million
Heritage Total Assets (December 31, 2013)	$282.0 million
Percentage of Total Assets	0.9%

Asset Test

SVM Total Assets (December 31, 2013)	$0.1 million
Heritage Total Assets (December 31, 2013)	$282.0 million
Percentage of Total Assets	0.04%

Income Test

SVM Income from Continuing Operations before Taxes, Extraordinary Items and Cumulative Effect of a Change in Accounting Principle (Year Ended December 31, 2013)	$1.2 million

Heritage Continuing Operations before Taxes, Extraordinary Items and Cumulative Effect of a Change in Accounting Principle (Year Ended December 31, 2013)	$55.4 million

Percentage of Continuing Operations before Taxes, Extraordinary Items and Cumulative Effect of a Change in Accounting Principle	2.2%

Jeffrey P. Riedler

April 2, 2014

None of the three tests required under Rule 3-05 exceed 20%. Accordingly, the financial statements of SVM are not required to be filed with the Registration Statement.

Our Competitive Strengths, page 6

Comment No. 5

We note your statement that in the near future a significant number of your repair technicians will also be able to function as claims adjusters, allowing you to capture additional efficiencies. Please revise your disclosure to explain how repair technicians will be able to act as claims adjusters.

Response:

In response to the Staff’s comment, the Company has revised the disclosure on pages 6 and 64 to explain how repair technicians will be able to act as claims adjusters.

Additional Considerations, page 7

Comment No. 6

Please revise the heading of this section to more accurately describe the information provided thereunder. For example, a heading entitled “Risks Associated With Our Business” would appear to more specifically encompass the risks identified.

Response:

In response to the Staff’s comment, the Company has revised the heading of the “Additional Considerations” section on page 7 to read “Risks Associated with Our Business.”

Risk Factors

“Heritage P&C is subject to additional regulation imposed by consent orders…,” page 25

Comment No. 7

We note that under your consent order with FLOIR, you have agreed to higher or more stringent restrictions than are otherwise required under Florida law. Please expand your risk factor discussion to identify each material restriction under the consent order which is more stringent than required under Florida law.

Jeffrey P. Riedler

April 2, 2014

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 26 to identify each material restriction under the consent order which is more stringent than required under Florida law.

Our insurance subsidiary is subject to minimum capital and surplus requirements…,” page 26

Comment No. 8

Please revise your risk factor to identify the specific risk-based capital ratio you must meet to avoid regulatory action and the minimum capital and surplus requirements that must be maintained by your insurance subsidiary. Please also indicate your current holdings with respect to each of these requirements.

Response:

In response to the Staff’s comment, the Company has revised the applicable risk factor on pages 27 and 28 to identify the specific risk-based capital ratio it must meet to avoid regulatory action and the minimum capital and surplus requirements that must be maintained by Heritage P&C, the Company’s insurance subsidiary. Additionally, the Company’s revised disclosure indicates its level of compliance with respect to each of the foregoing requirements.

Use of Proceeds, page 33

Comment No. 9

We note that you have no current specific plan for the proceeds of this offering other than for general corporate purposes. Accordingly, please expand your disclosure to discuss the principal reasons for the offering, pursuant to Item 504 of Regulation S-K.

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on page 35 to discuss the principal reasons for the offering.

Dividend Policy, page 34

Comment No. 10

We note your disclosure that Heritage P&C has agreed to pay only those dividends that have been approved in advance and in writing by FLOIR. Please revise your disclosure to indicate whether Heritage P&C was approved by FLOIR to pay any dividends to Heritage Holdings in 2013 and whether any such dividends were paid. Please also specify the amount approved and paid, as applicable.

Jeffrey P. Riedler

April 2, 2014

Response:

The Company advises the Staff that it has revised the disclosure on page 36 to indicate that no dividends have been approved or paid.

Dilution, page 36

Comment No. 11

Please revise the discussion and table to begin with your historical net tangible book value per share, instead of pro forma net tangible book value per share.

Response:

The Company respectfully advises the Staff that it has not included historical net tangible book value per share as it does not believe it is meaningful to investors given the effect of the Reorganization Transactions on the Company’s capital structure, including the number of outstanding shares of common stock.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies and Estimates

Reserves for Unpaid Losses and Loss Adjustment Expenses, page 52

Comment No. 12

Please revise your discussion to include the following information regarding the reserve for loss and loss adjustment expenses:

•	The range of loss reserve estimates from which you selected your best point estimate; and

•	The amount of IBNR separately from case reserves.

Response:

In response to the Staff’s comment, the Company has revised its discussion on page 55 to include the range of loss reserve estimates from which it selected its best point estimate and the amount of IBNR separately from case reserves.

Comment No. 13

While you state on page 53 that “[w]e do not believe any reasonably likely changes in the frequency or severity of claims would have a material impact on our stated reserves level or operating results,” we also note your disclosure from page F-11 that “… a reasonable possibility exists that our estimate may vary significantly in the near term from the estimated amounts included in our consolidated financial statements.” Please revise your disclosure to reconcile this inconsistency. To the extent that a reasonable possibility exists that your estimate

Jeffrey P. Riedler

April 2, 2014

may vary significantly, please quantify and present preferably in a tabular format the impact that reasonably likely changes in the key assumptions may have on reported results, financial position and liquidity.

Response:

In response to the Staff’s comment, the Company has revised its disclosure on page 55 to reconcile the noted inconsistency and to present the impact that reasonably likely changes in the key assumptions may have on reported results, financial position and liquidity.

Stock-Based Compensation, page 55

Comment No. 14

Please provide us a table and narratives that disclose all equity issuances to date or confirm that no additional equity issuances such as options, warrants, preferred stock, common stock, etc. were made subsequent to the latest filing.

Response:

The Company respectfully advises the Staff that there have been no equity issuances since the last filing, other than the issuance of seven investment units to an investor at a price of $12,500 per investment unit in March 2014. The investor committed to purchase these investment units in the first quarter of 2013, but due to an administrative oversight, the investment units were not issued until the first quarter of 2014. The price of $12,500 per investment unit is consistent with the issuances during the first quarter of 2013, the time of the investor’s purchase commitment.

Comment No. 15

To the extent your estimated IPO price is significantly different from your most recent valuation at October 31, 2013, please tell us the factors contributing to the change in the common stock fair value. Please note that we will defer our evaluation of any stock compensation issues until an estimated IPO price has been determined.

Response:

The Company respectfully advises the Staff that since its last filing with the Commission, it has received the results of a subsequent independent third-party valuation, which valued the Company’s shares at $22,815 per share as of December 31, 2013. The Company believes that the increase in value from October 31, 2013 to December 31, 2013 is primarily a result of favorable economic conditions in the Florida property and casualty insurance industry.

At this time, the Company is unable to predict the IPO price with any certainty. To the extent the Company’s IPO price is significantly greater than the most recent valuation, it believes that such increase would likely be attributable to, among other things, the lack of a marketability

Jeffrey P. Riedler

April 2, 2014

discount at the time of the IPO, the continued growth of the Company’s policy count and the enhanced growth prospects resulting from the capital raised in the IPO. The Company acknowledges that the Staff will defer its evaluation of any stock compensation issues until an estimated IPO price has been determined.

Business

Government Regulation, page 68

Comment No. 16

Please confirm that your discussion discloses all of your material obligations under your consent order with FLOIR. Please also indicate your current level of compliance with each of these requirements. In addition, please file a copy of the consent order as an exhibit to your registration statement or explain the basis for your conclusion that you are not required to do so under Item 601(b) of Regulation S-K

Response:

In response to the Staff’s comment, the Company has expanded its disclosure on pages 71 and 72 to detail all of its material obligations under its consent order with FLOIR and to indicate its level of compliance with each of the requirements. Additionally, copies of the consent orders have been filed as exhibits to the Registration Statement.

Management

Family Relationships, page 73

Comment No. 17

Please revise your disclosure to briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that each director or person nominated or chosen to become a director should serve as a director, in light of the registrant’s business and structure.

Response:

In response to the Staff’s comment, the Company has revised its disclosure on pages 74 and 75 to discuss the applicable experience, qualifications, attributes or skills of each director.

Comment No. 18

Please expand your discussion to disclose the nature of any family relationship between any of your current directors and the other persons listed in Item 401(d) of Regulation S-K.

Jeffrey P. Riedler

April 2, 2014

Response:

In response to the Staff’s comment, the Company has revised its disclosure on page 77 to indicate that there are no family relationships between any of its current directors and the other persons listed in Item 401(d) of Regulation S-K.

Consolidated Financial Statements and Footnotes

Comment No. 19

Please provide audited financial schedules as prescribed by Rule 7-05 of Regulation S-X or explain to us why you are not required to do so.

Response:

The Company acknowledges the Staff’s comment and notes that all financial statement schedules prescribed by Rule 7-05 of Regulation S-X are omitted because they are either not applicable or the information is included in the consolidated financial statements or related notes as disclosed in Item 16(b), Financial Statement Schedules. Specifically, the Company notes the following:

•	Schedule I—Summary of investments—other than investments in related parties. This information is included in the consolidated financial statements or related notes (Note 3).

•	Schedule II—Condensed financial information of registrant. The information required by this schedule has been included in the December 31, 2013 and 2012 consolidated financial statements or related notes (Note 17) included in Amendment No. 1.

•	Schedule III—Supplementary insurance information. This information is included in the consolidated financial statements or related notes. As disclosed in Note 1(a) of the consolidated financial statements, the Company conducts its operations under one business segment.

•	Schedule IV—Reinsurance. This information is included in the consolidated financial statements or related notes (Note 7).

•	Schedule V—Valuation and qualifying accounts. This information is included in the consolidated financial statements or related notes.

•	Schedule VI—Supplemental information concerning property-casualty insurance operations. This information is included in the consolidated financial statements or related notes. Additionally, the Company respectfully advises the Staff that this schedule can be omitted as unpaid property-casualty claims and claim adjustment expenses of the Company and its consolidated subsidiaries did not in the aggregate, exceed one-half of common stockholders’ equity of the Company and its consolidated subsidiaries as of the beginning of each fiscal year.

Jeffrey P. Riedler

April 2, 2014

Notes to Consolidated Financial Statements

Income Taxes, page F-25

Comment No. 20

Please tell us and disclose the nature of the line item, “operating losses (income) from disregarded entities.”

Response:

The Company respectfully advises the Staff that operating losses (income) from disregarded entities relate to the operating losses (income) from certain of Company’s operating subsidiaries (Heritage MGA, LLC, Contractors’ Alliance Network, LLC, Skye Lane Properties, LLC, First Access Insurance Group, LLC and Heritage Insurance Claims, LLC), which are single member limited liability companies and are treated as disregarded entities pursuant to Treasury Regulation Section 301.7701-3 for federal income tax purposes. The Company has revised the line item on page F-25 to “operating losses (income) of pass through entities” and added a cross reference to Note 2(m) to Company’s consolidated financial statements to clarify the nature of the line item.

Members’ Equity and Temporary Equity, page F-30

Comment No. 21

Please reconcile for us the number of issued shares as discussed here during 2013 to those as presented on your consolidated statements of members’ equity. For example, we note that you issued 2,733 shares during January 2013. However, the sum of shares issued during the nine months period ended September 30, 2013 as indicated on your consolidated statements of members’ equity is 2,526.

Response:

The Company respectfully advises the Staff that the 2,733 shares issued in January 2013 include 207 shares of temporary equity issued to three of the Company’s executive officers. The 207 shares of temporary equity are described on page F-31 of the Registration Statement under “Employment Agreement Redemption Provisions” and are recorded as “redeemable shares” on the Company’s consolidated balance sheets at December 31, 2013. As disclosed in Note 18 to Company’s consolidated financial statements, on February 5, 2014, the Company reclassified all redeemable shares into contributed members’ capital on its consolidated balance sheets. The reclassifications resulted from the cancelation of the redeemable stock repurchase provision in the employment agreements of the applicable executives. The Company has clarified its disclosure on pages F-30 and F-31.

Jeffrey P. Riedler

April 2, 2014

Item 16. Exhibits and Financial Statement Schedules, page II-3

Comment No. 22

Please file the following as exhibits to your registration statement:

•	the form of lock-up agreement to which you, your executive officers and directors, and certain of your stockholders have agreed, as soon as it becomes available; and

•	the form(s) of your indemnification agreements with your directors and officers.

Response:

The Company respectfully advises the Staff that the form of lock-up agreement will be attached as an exhibit to the Form of Underwriting Agreement, which will be filed as Exhibit 1.1 to the Registration Statement. The Company undertakes to file the form of indemnification agreement with its directors and officers as an exhibit to the Registration Statement.

Comment No. 23

Please file your agreement with FAIA Member Services as an exhibit to the registration statement or provide an analysis as to why it is not required to be filed under Item 601 of Regulation S-K.

Response:

In response to the Staff’s comment, the Company has filed the agreements with FAIA Member Services as Exhibits 10.22, 10.23 and 10.24 to the Registration Statement.

* * *

If you have any questions regarding any of the responses in this letter or Amendment No. 1, please call me at (312) 558-5979

Respectfully submitted,

/s/ Steven J. Gavin

Steven J. Gavin

Enclosures

cc:	Bruce Lucas
Karen A. Weber
Amy Reischauer
Kiera Nakada
Andrew Mew